Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	FATHOM DIGITAL MANUFACTURING CORPORATION
Entity Central Index Key	0001836176
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On January 14, 2022 Fathom Digital Manufacturing Corporation (the “Company” or “Fathom”) filed a registration statement with the Securities and Exchange Commission (the “SEC”) on Form S-1 (File No. 333-262194) (the “Registration Statement”). The Registration Statement, as amended on January 27, 2022, was initially declared effective by the SEC on January 28, 2022 and initially registered the resale from time to time by selling stockholders identified in the prospectus of (i) up to 36,661,014 shares of Class A common stock, par value $0.0001 per share (the “Class A common stock”), issued to the Legacy Fathom Owners in connection with the closing of the Business Combination, (ii) up to 4,770,000 shares of Class A common stock held by Altimar Sponsor II, LLC (“Sponsor”) and the other Altimar II Founders following the closing of the Business Combination, (iii) up to 2,724,736 Earnout Shares issued to certain Legacy Fathom Owners, and (iv) up to 1,267,500 Sponsor Earnout Shares. The Registration Statement also registered (a) the resale from time to time of up to 9,900,000 Private Placement Warrants to purchase shares of Class A common stock held by Sponsor (b) the issuance by us of up to 18,525,000 shares of Class A common stock upon the exercise of outstanding Public Warrants and Private Placement Warrants to purchase shares of Class A common stock, and (c) the issuance by us of up to 90,570,234 shares of Class A common stock issuable upon the exchange of New Fathom Units (together with a corresponding number of shares of Class B common stock) held by certain of the Selling Stockholders (including 6,275,264 Earnout Shares presently represented in the form of unvested New Fathom Units). This Post-Effective Amendment No. 1 to Form S-1 (“Post-Effective Amendment No. 1”) is being filed by the Company to update the Registration Statement to include information contained in the Company’s Annual Report on Form 10-K and certain other information in the Registration Statement. No additional securities are being registered under this Post-Effective Amendment No 1. All applicable fees were paid at the time of the original filing of the Registration Statement.